INVENTORIES	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INVENTORIES

15.	INVENTORIES

	As of March 31,
	2025 HK$’000	2026 HK$’000

Merchandise inventories - timepieces	34,705	23,020

There were no inventory impairment losses for the years ended March 31, 2024, 2025 and 2026, respectively.

HK$12,493,000, HK$31,887,000 and HK$44,453,000 of inventories was recognised as cost of revenue in consolidated statements of profit or loss and other comprehensive income for the years ended March 31, 2024, 2025 and 2026, respectively.